Legal Claims - Summary of Judicial deposits and the provision for contingencies (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 01, 2025	Oct. 06, 2025	Dec. 31, 2024
Disclosure Of Judicial Deposits And The Provision For Contingencies [Line Items]
Judicial deposits	R$ 43,999		R$ 43,737	R$ 0
Provision for contingencies	(44,446)			0
Tax [member]
Disclosure Of Judicial Deposits And The Provision For Contingencies [Line Items]
Provision for contingencies	(44,171)			0
Labor [member]
Disclosure Of Judicial Deposits And The Provision For Contingencies [Line Items]
Provision for contingencies	R$ (275)	R$ (43,980)		R$ 0